Investments for Account of Policyholders - Summary of Investments for Account of Policyholders (Detail) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	€ 212,549	€ 250,390
Investments in real estate	575	563
Total investments for account of policyholders	213,125	250,953
Investment in shares [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	23,302	29,539
Investment in debt securities [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	15,905	19,821
Money market and other short-term investments - carried at fair value [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	1,538	1,482
Deposits with financial institutions [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	3,124	4,105
Investment in unconsolidated investment funds [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	165,454	191,950
Other investments [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	€ 3,226	€ 3,493